Other Liabilities - Schedule of detailed information about actuarial liabilities computation (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Discount rate	7.39%	9.17%
Initial rate of medical cost growth	7.17%	10.76%
Inflation rate	3.80%	4.00%
Final rate of medical cost growth	7.17%	5.04%
Growth rate of medical costs by aging -contributions	0.00%	0.00%
Percentage of adherence to the plan in retirement	87.00%	89.00%
Invalidity entry board	Mercer Disability	Wyatt 85 Class 1
General mortality board	AT-2000	RP2000
Turnover board	Formula proportional to service time	T-9 service table
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Growth rate of medical costs due to aging—costs	1.54%
Top of range [member]
Disclosure of defined benefit plans [line items]
Growth rate of medical costs due to aging—costs	4.50%	3.50%